Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 2,052
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	870
Later than 1 year and not later than 5 years
Disclosure of Lease liabilities [Line Items]
Lease liability	1,182
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 0